Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Amortization	Dec. 31, 2023
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Leasehold improvements	lesser of lease term or expected useful life
Office equipment and furnishings [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	1 year
Office equipment and furnishings [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	5 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	5 years
Server room equipment [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	5 years
Office building [Member]
Schedule of Property and Equipment are Stated At Cost Less Accumulated Depreciation and Amortization [Line Items]
Property and equipment, estimated useful life	35 years